FINANCIAL RISK MANAGEMENT - Credit risk and impairment credit losses on financial assets (Details) - Credit risk - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit risk exposure
Number of days for significant increase in credit risk	30 days
Deposits and loans issued
Credit risk exposure
Exposure to credit risk	₽ 208,018	₽ 118,594
Cash and Cash equivalents
Credit risk exposure
Exposure to credit risk	40,590	85,405
Trade and other receivables
Credit risk exposure
Exposure to credit risk	39,795	35,031
Securities held by MTS Bank
Credit risk exposure
Exposure to credit risk	24,737	21,824
Mutual funds
Credit risk exposure
Exposure to credit risk	10,719	10,699
Assets in Sistema-Capital trust management
Credit risk exposure
Exposure to credit risk	10,374	10,313
Notes
Credit risk exposure
Exposure to credit risk	9,158	9,583
Derivative financial instruments
Credit risk exposure
Exposure to credit risk	5,171	5,072
Contingent consideration
Credit risk exposure
Exposure to credit risk	1,867	2,631
Investments in equity
Credit risk exposure
Exposure to credit risk	1,228	400
Assets under option agreements
Credit risk exposure
Exposure to credit risk	112	228
Other
Credit risk exposure
Exposure to credit risk	₽ 3,088	₽ 1,796